Acquisitions	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
ACQUISITIONS

NOTE 3— ACQUISITIONS

Membership Interest Purchase Agreement with BR Brand Acquisition LLC

On October 11, 2019, the Company and B. Riley Brand Management LLC, an indirect wholly-owned subsidiary of the Company (the “B. Riley Member”), entered into a Membership Interest Purchase Agreement (the “MIPA”) with BR Brand Acquisition LLC (the “BR Brand Member”) and BR Brand, pursuant to which the B. Riley Member acquired a majority of the equity interest in BR Brand. The closing of the transactions in accordance with the MIPA (the “Closing”) occurred on October 28, 2019.

The B. Riley Member completed the Closing of a majority of the equity interest in BR Brands pursuant to the terms of the MIPA in exchange for (i) aggregate consideration of $116,500 in cash and (ii) warrant consideration of $990 from the issuance by the Company to Bluestar Alliance LLC (“Bluestar”), an affiliate of the BR Brand Member, of a warrant to purchase up to 200,000 shares of the Company’s common stock at an exercise price per share equal to $26.24. One-third of the shares of common stock issuable under the warrant immediately vested and become exercisable upon its issuance at the Closing, and the remaining two-thirds of such shares of common stock will vest and became exercisable following the first and/or second anniversaries of the Closing, subject to BR Brand’s (or another related joint venture with Bluestar) satisfaction of specified financial performance targets. The fair value of the non-controlling interest in the amount of $29,373 was determined based on the relative fair value of the net assets acquired. The Company incurred $570 of transaction costs in connection with the acquisition.

In connection with the Closing, (i) the BR Brands Member has caused the transfer of certain trademarks, domain names, license agreements and related assets from existing brand owners to BR Brands and (ii) the Company, Bluestar and certain of their affiliates (including the B. Riley Member and the BR Brand Member) entered into an amended and restated operating agreement for BR Brands and certain other commercial agreements.

The Company evaluated the transaction under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 805, Business Combinations, and Accounting Standards Update (“ASU”) 2017-01, Business Combinations: Clarifying the Definition of a Business. Based on this evaluation, the Company has determined that the acquisition did not meet the definition of a business and, therefore, has accounted for the transaction as an acquisition of assets. The fair value of the assets acquired, including transaction costs, have been reflected in the accompanying financial statements as follows:

Consideration paid by B. Riley:
Cash acquisition consideration	$116,500
Transaction costs	570
Total cash consideration	117,070
Warrant consideration	990
Total consideration	$118,060

Tangible assets acquired and assumed:
Cash and cash equivalents	$2,160
Accounts receivable	1,751
Deferred revenue	(1,332)
Tradename	136,176
Customer list	8,678
Non-controlling interest	(29,373)
Total	$118,060

Acquisition of magicJack VocalTec Ltd

On November 14, 2018, the Company completed its acquisition of magicJack VocalTec Ltd., an Israeli corporation (“magicJack”), with magicJack continuing as the surviving corporation and as an indirect subsidiary of the Company. Each outstanding share of magicJack converted into the right to receive $8.71 in cash without interest, representing approximately $143,115 in aggregate merger consideration.

Pro Forma Financial Information

The unaudited pro-forma financial information in the table below summarizes the combined results of operations of the Company and magicJack as though the acquisition had occurred as of January 1, 2018. The pro-forma financial information presented includes the effects of adjustments related to the amortization charges from the acquired intangible assets and the elimination of certain activities excluded from the transaction and transaction related costs. The pro forma financial information as presented below is for informational purposes only and is not necessarily indicative of the results of operations that would have been achieved if the acquisition had taken place at the beginning of the earliest period presented, nor does it intend to be a projection of future results.

Pro Forma (Unaudited)
Year Ended December 31,
2018
Revenues	$489,556
Net income attributable to B. Riley Financial, Inc.	$20,822

Basic earnings per share	$0.80
Diluted earnings per share	$0.78

Weighted average basic shares outstanding	25,937,305
Weighted average diluted shares outstanding	26,764,856